STOCKHOLDERS' EQUITY (Details)	Dec. 31, 2010	Dec. 31, 2009
Common shares, issued	2,289,286,475	2,289,286,475
Preferred shares, issued	2,281,649,744	2,281,649,744
Balance at the beginning of the year	4,570,936,219	4,570,936,219